Note 12 - Commitments and Contingencies (Details) (President, Cheif Executive Officer and Director [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Newbuilding Agreements [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	$ 119,840
Contractual Obligation, Due in Next Twelve Months	50,365
Contractual Obligation, Due in Second Year	69,475
Newbuilding Agreement for M/T Stenaweco Evolution [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	20,700
Newbuilding Agreement for Hull S418 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	23,475
Newbuilding Agreement for Hull S419 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	23,475
Newbuilding Agreement for Hull S414 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	26,010
Newbuilding Agreement for Hull S417 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	$ 26,180